Schedule of Investments (unaudited) June 30, 2020	iShares® Currency Hedged JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares JPX-Nikkei 400 ETF(a)	47,172	$2,802,960

Total Investment Companies — 99.9% (Cost: $2,788,954)		2,802,960

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(a)(b)	1,000	1,000

Total Short-Term Investments — 0.0% (Cost: $1,000)		1,000

Total Investments in Securities — 99.9% (Cost: $2,789,954)		2,803,960

Other Assets, Less Liabilities — 0.1%		2,744

Net Assets — 100.0%		$2,806,704

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased		Shares Sold	Shares Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,000	0	(b)	—	1,000	$1,000	$1	$—	$—
iShares JPX-Nikkei 400 ETF	46,767	1,144		(739)	47,172	2,802,960	19,881	(6,220)	305,841

						$2,803,960	$19,882	$(6,220)	$305,841

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,846,680	JPY	306,554,000	MS	07/03/20	$7,531
USD	2,863,672	JPY	308,821,000	MS	08/05/20	2,348

						9,879

JPY	306,554,000	USD	2,841,531	MS	07/03/20	(2,382)
JPY	4,543,000	USD	42,127	MS	08/05/20	(34)

						(2,416)

	Net unrealized appreciation					$7,463

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Currency Hedged JPX-Nikkei 400 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$2,802,960	$—	$—	$2,802,960
Money Market Funds	1,000	—	—	1,000

	$2,803,960	$—	$—	$2,803,960

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$9,879	$—	$9,879
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,416)	—	(2,416)

	$—	$7,463	$—	$7,463

(a)	Shown at the unrealized appreciation (depreciation) on the contracts

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

JPY	Japanese Yen

USD	United States Dollar

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